Bank Loans	12 Months Ended
Sep. 30, 2023
Bank Loans [Abstract]
BANK LOANS

Note 10 — BANK LOANS

Short-term bank loans

Short-term bank loans represent amounts due to various banks maturing within one year. The principal of the borrowings is due at maturity. Accrued interest is due either monthly or quarterly. Short-term borrowings consisted of the following:

	September 30, 2023	September 30, 2022
China Construction Bank (“CCB”)	$33,717	$-
Total	$33,717	$-

On October 24, 2022, the Company entered into a loan agreement with Agricultural Bank of China to obtain a loan of $205,592 (or RMB1,500,000) with a term from October 24, 2022 to September 20, 2023 at a fixed rate of 3.9% per annum. The loan had been fully repaid as of September 30, 2023. The Company’s CEO and his family members provided personal guaranty for the repayment of the loan. Wenzhou Xinbao Financing Guarantee Co., Ltd, a third party, provided counter-guaranty for CEO and his family members.

On July 28, 2023, the Company entered into a loan agreement with China Construction Bank with a term of one year, pursuant to which a facility of up to approximately $33,717 (RMB246,000) was made available to the Company, at a fixed rate of 3.9% per annum.

Long-term bank loans

Long-term bank loans consisted of the following:

	September 30, 2023	September 30, 2022
Wenzhou Minshang Bank (1)	$-	$112,462
Wenzhou Minshang Bank (2)	-	820,974
Zhejiang Wenzhou Longwan Rural Commercial Bank (“Longwan RCB”) (3)	1,370,613	1,405,778
Zhejiang Wenzhou Longwan Rural Commercial Bank (“Longwan RCB”) (4)	-	688,832
Zhejiang Wenzhou Longwan Rural Commercial Bank (“Longwan RCB”) (5)	671,602	-
Wenzhou Minshang Bank (6)	1,165,022	-
Total	$3,207,237	$3,028,046
Less: Long-term bank loans - current portion	-	933,436
Long-term bank loans - non-current portion	$3,207,237	$2,094,610

(1)

On December 12, 2018, the Company entered into a loan agreement with Wenzhou Minshang Bank to obtain a loan of $702,889 (or RMB5,000,000) for a term from December 12, 2018 to December 12, 2021 at a fixed annual interest rate of 8%. The Company’s CEO and his wife provided personal guaranty for the repayment of the loan. After repayment of $590,427 (or RMB4,200,000) of principal, the balance was $112,462 (RMB800,000) as of September 30, 2022. The loan was fully repaid on December 12, 2022.

(2)	On December 13, 2018, the Company entered into a loan agreement with Wenzhou Minshang Bank to obtain a loan of $820,974 (or RMB5,840,000) for a term from December 13, 2018 to December 12, 2021 at a fixed annual interest rate of 8%. The Company’s CEO and his wife provided personal guaranty for the repayment of the loan. The loan was renewed for another year with the new maturity date of December 12, 2022. The loan was fully repaid on December 12, 2022.

(3)

On April 19, 2022, the Company entered into a loan agreement with Longwan RCB to obtain a loan of $365,502 (RMB2,600,000) for a term from April 19, 2022 to March 28, 2025 at a fixed annual interest rate of 8.1%. WFOE guaranteed for the repayment of the loan. CEO and his family members also provided personal guaranty for the repayment of the loan. The CEO’s wife pledged personal property as collateral to secure the loan. The Company has repaid $64,666 (RMB460,000) of principal as of September 30, 2022.

On September 14, 2022, the Company entered into two loan agreements with Longwan RCB to obtain in aggregated of $843,467 (RMB6,000,000) from September 14, 2022 to September 8, 2025 at a fixed annual interest rate of 5.45%. WFOE guaranteed for the repayment of the loans. CEO also provided personal guaranty for the repayment of the loans. The CEO with his wife pledged personal properties as collateral to secure the loans and provided personal guaranty for the repayment of the loans.

On September 15, 2022, the Company entered into two loan agreements with Longwan RCB to obtain in aggregated of $261,475 (RMB1,860,000) from September 15, 2022 to September 12, 2025 at a fixed annual interest rate of 8.1%. WFOE guaranteed for the repayment of the loans. CEO and his family members also provided personal guaranty for the repayment of the loans. CEO and his wife pledged their personal properties as collateral to secure the loans.

(4)	On January 24, 2022, the Company entered into a loan agreement with Longwan RCB to obtain a loan of $688,832 (or RMB4,900,000) for a term from January 24, 2022 to January 20, 2023 at a fixed rate of 4.56% per annum. The Company’s CEO and his wife provided personal guaranty for the repayment of the loan. The loan was fully repaid.

(5)

On January 16, 2023, the Company entered into a loan agreement with Longwan RCB to obtain a loan of $671,602 (or RMB4,900,000) for a term from January 17, 2023 to January 16, 2026 at a fixed rate of 4.56% per annum. WFOE and CEO guaranteed for the repayment of the loan. The CEO’s wife pledged personal property as collateral to secure the loan.

(6)

On February 15, 2023, the Company entered into a loan agreement with Wenzhou Minshang Bank to obtain a loan of $1,165,022 (or RMB8,500,000) for a term from February 15, 2023 to February 15, 2028 at a fixed annual interest rate of 7.5%. The Company’s CEO and his wife provided personal guaranty for the repayment of the loan. The CEO’s wife pledged personal property as collateral to secure the loan.

(7)	On May 12, 2023, the Company entered into a loan agreement with Wenzhou Minshang Bank to obtain a loan of $5,482,456 (or RMB40,000,000) for a term from May 12, 2023 to May 12, 2025 at a fixed annual interest rate of 7%. The CEO’s relative pledged personal property as collateral to secure the loan. The loan was fully repaid on August 22, 2023.

For the years ended September 30, 2023, 2022 and 2021, the weighted average annual interest rate for the bank loans was approximately 6.8%, 7.9% and 6.9%, respectively. Interest expenses for the above-mentioned loans amount to $317,918, $158,173 and $139,279 for the years ended September 30, 2023, 2022 and 2021, respectively.

The repayment schedule for the bank loans are as follows:

Twelve months ending September 30,	Repayment
2024	$33,717
2025	1,507,675
2026	808,662
2027	68,531
2028	822,369
Total	$3,240,954